Derivative Instruments - Credit Swaps (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative liabilities with credit related provisions	$ 7	$ 7
Maximum exposure for credit default swaps	$ 10	$ 10